LARGECAP FUND SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%		$112,330,110
(COST $117,507,730)

Communication Services - 10.1%		11,354,984
Entertainment - 2.0%
Activision Blizzard, Inc.	20,400	1,185,852
The Walt Disney Co.	8,750	1,029,438
Interactive Media & Services - 5.9%
Alphabet, Inc. Class A (a)	3,260	4,365,954
Facebook, Inc. (a)	12,050	2,319,264
Media - 2.2%
Discovery, Inc. (a)	32,600	837,820
ViacomCBS, Inc.	65,691	1,616,656

Consumer Discretionary - 10.9%		12,201,583
Automobiles - 0.9%
Harley-Davidson, Inc.	32,200	981,134
Distributors - 1.4%
LKQ Corp. (a)	52,000	1,538,160
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	7,225	566,657
Household Durables - 0.9%
TopBuild Corp. (a)	10,225	1,032,725
Internet & Direct Marketing Retail - 2.3%
eBay, Inc.	73,195	2,535,475
Leisure Products - 0.7%
Brunswick Corp.	15,225	809,970
Multiline Retail - 0.9%
Target Corp.	10,135	1,043,905
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc.	75,800	819,398
Lumber Liquidators Holdings, Inc. (a)	203,175	1,991,114
Party City Holdco, Inc. (a)	443,741	883,045

Consumer Staples - 4.6%		5,087,200
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	48,950	2,239,952
Food Products - 1.6%
The Kraft Heinz Co.	71,025	1,759,289
Household Products - 1.0%
Kimberly-Clark Corp.	8,293	1,087,959

Energy - 5.1%		5,683,783
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	24,244	656,770
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	9,820	916,599
Devon Energy Corp.	25,425	412,902
EOG Resources, Inc.	9,475	599,389
Exxon Mobil Corp.	28,470	1,464,496
Noble Energy, Inc.	26,800	424,244
Pioneer Nat Res Co.	9,850	1,209,383

Financials - 16.2%		18,280,048
Banks - 9.2%
Bank of America Corp.	91,100	2,596,350
CIT Group, Inc.	30,925	1,228,032
Citigroup, Inc.	36,115	2,291,858
JPMorgan Chase & Co.	20,545	2,385,480
The PNC Financial Services Group, Inc.	6,145	776,728
Truist Financial Corp.	13,532	624,366
Zions Bancorporation	13,025	520,349
Capital Markets - 5.6%
The Charles Schwab Corp.	28,500	1,161,375
Northern Trust Corp.	19,185	1,683,676

State Street Corp.	33,300	2,268,062
The Goldman Sachs Group, Inc.	5,775	1,159,447
Consumer Finance - 0.5%
Discover Financial Services	7,920	519,394
Insurance - 0.9%
Fidelity National Financial, Inc.	27,475	1,064,931

Health Care - 19.3%		21,787,358
Biotechnology - 4.9%
AbbVie, Inc.	20,725	1,776,340
Amgen, Inc.	5,675	1,133,468
Exact Sciences Corp. (a)	28,025	2,268,623
MiMedx Group, Inc. (a)	57,600	372,096
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	15,075	1,161,227
Health Care Providers & Services - 7.5%
Cigna Corp.	7,100	1,298,874
CVS Health Corp.	31,025	1,836,060
HCA Healthcare, Inc.	8,975	1,139,915
McKesson Corp.	17,385	2,431,466
UnitedHealth Group, Inc.	6,900	1,759,224
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	40,925	2,417,030
Johnson & Johnson	8,160	1,097,357
Merck & Co., Inc.	14,800	1,133,088
Pfizer, Inc.	58,725	1,962,590

Industrials - 8.3%		9,378,849
Air Freight & Logistics - 1.6%
FedEx Corp.	13,075	1,845,798
Building Products - 1.7%
Masco Corp.	46,700	1,929,644
Industrial Conglomerates - 2.9%
3M Co.	5,400	805,896
General Electric Co.	227,025	2,470,031
Machinery - 1.0%
Wabtec Corp.	16,626	1,142,206
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (a)	31,175	1,185,274

Information Technology - 23.0%		26,034,160
Communications Equipment - 3.5%
Cisco Systems, Inc.	57,860	2,310,349
Lumentum Holdings, Inc. (a)	11,625	904,658
Viavi Solutions, Inc. (a)	58,735	774,715
Electronic Equipment, Instruments & Components - 2.2%
Corning, Inc.	43,650	1,041,489
II-VI, Inc. (a)	47,000	1,395,430
IT Services - 3.9%
Alliance Data Systems Corp.	21,475	1,844,272
Fiserv, Inc. (a)	10,624	1,161,841
PayPal Holdings, Inc. (a)	7,835	846,102
Visa, Inc. Class A	3,250	590,720
Semiconductors & Semiconductor Equipment - 6.2%
Infineon Technologies A.G. ADR	93,575	1,940,746
Intel Corp.	19,400	1,077,088
NXP Semiconductors N.V.	12,400	1,409,756
Qualcomm, Inc.	32,980	2,582,334
Software - 5.0%
Microsoft Corp.	23,276	3,770,944
Oracle Corp.	38,475	1,902,974
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	9,075	2,480,742

Materials - 1.3%		1,488,273
Metals & Mining - 1.3%
Freeport-McMoRan, Inc. Class B	149,425	1,488,273

Real Estate - 0.9%		1,033,872
Equity Real Estate Investment - 0.9%
Simon Property Group, Inc.	8,400	1,033,872

RIGHTS - 0.1%		$91,706
(COST 58,309)

Health Care - 0.1%		91,706
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. CVR (a)	27,375	91,706

SHORT-TERM INVESTMENTS - 0.0%^		90
(COST $90)

Money market funds - 0.0%^		90
First American Government Obligations Fund, 1.491% (b)	90	90

TOTAL INVESTMENTS - 99.8% (COST $117,566,130)		112,421,906

NET OTHER ASSETS AND LIABILITIES - 0.2%		268,439

NET ASSETS - 100.0%		$112,690,345

(a)	Non-income producing security.
(b)	Rate shown represents the current coupon rate at February 29, 2020.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
CVR	Contingent Value Right
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$11,354,984	$-	$-	$11,354,984
Consumer discretionary	12,201,583	-	-	12,201,583
Consumer staples	5,087,200	-	-	5,087,200
Energy	5,683,783	-	-	5,683,783
Financials	18,280,048	-	-	18,280,048
Health care	21,787,358	-	-	21,787,358
Industrials	9,378,849	-	-	9,378,849
Information technology	26,034,160	-	-	26,034,160
Materials	1,488,273	-	-	1,488,273
Real estate	1,033,872	-	-	1,033,872
Total common stocks	112,330,110	-	-	112,330,110
Rights
Health care	91,706	-	-	91,706
Total rights	91,706	-	-	91,706
Short-term investments
Money market funds	90	-	-	90
Total short-term investments	90	-	-	90
Total investments	$112,421,906	$-	$-	$112,421,906

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 29, 2020.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs,REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

1

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

2